Employee Benefit Expense	12 Months Ended
Dec. 31, 2024
Employee Benefit Expenses [Abstract]
EMPLOYEE BENEFIT EXPENSE
24	EMPLOYEE BENEFIT EXPENSE

	December 31, 2022	December 31, 2023	December 31, 2024
	RM	RM	RM	US$
Wages and salaries	8,847,798	13,188,086	14,184,501	3,172,983
Defined contribution plans	895,795	1,125,737	910,271	203,622
Share-based compensation awards	-	4,451,733	273,635	61,210
Directors’ fees	193,000	5,919,444	15,011,568	3,357,992
Other short-term benefits	651,659	85,668	69,694	15,590
Total	10,588,252	24,770,668	30,449,669	6,811,397

Included in wages and salaries, share-based compensation awards, and directors' fees are amounts of RM1,559,705 (US$348,896), RM273,635 (US$61,211), and RM6,868,607 (US$1,536,464), respectively, which are payable in share capital (Note 17).

Included in the employee benefit expenses is remuneration and benefits to key management personnel of the Company (including the remuneration and benefits of certain executive directors).

	December 31, 2022	December 31, 2023	December 31, 2024
	RM	RM	RM	US$
Wages and salaries	2,449,284	3,258,912	3,752,046	839,309
Defined contribution plans	325,751	344,748	348,586	77,977
Share-based compensation awards	-	4,018,274	273,635	61,210
Directors’ fees	388,000	5,941,485	8,608,016	1,925,558
Other short-term benefits	7,676	9,269	8,327	1,863
Total	3,170,711	13,572,688	12,990,610	2,905,917